Other Income	12 Months Ended
Dec. 31, 2010
Other Income [Abstract]
Other Income
12. Other Income

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Gain from sales of marketable securities	405,781	3,436,713	—
Unrealized gains on marketable securities	—	—	679,626
Government subsidies (Note 2 (w))	1,247,468	4,759,411	4,080,900
Reimbursement income from depository agent	778,196	626,888	542,056
Gain (loss) from sales of properties held for sale (Note 3)	—	(121,639)	1,348,003
Gain from bargain purchase	—	—	392,524
Foreign exchange gain (loss) (Note 2 (v))	(460,964)	78,997	(1,453,940)

Total other income	1,970,481	8,780,370	5,589,169